Carlyle Credit Income Fund

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In January 2025, Carlyle Credit Income Fund (the “Fund”) issued 7.50% Series C Convertible Preferred Shares due 2030 (the “Series C Convertible Preferred Shares”). A description of the terms of the Series C Convertible Preferred Shares is included in the Third Supplement to the Amended and Restated Declaration of Trust of the Fund, which was filed as exhibit 3.1 to the Fund’s current report on Form 8-K dated January 31, 2025 and filed with the SEC on February 3, 2025 (SEC Accession No. 0001193125-25-018598), which description is incorporated by reference herein.